Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Loss for the year from continuing operations	$ (10,763)	$ (9,548)
Adjusted for:
Interest and other income	(91)	(43)
Items not involving cash:
Unrealized net gain on marketable securities	(565)	(160)
Depreciation	252	252
Amortization of flow-through share premium	(453)	(867)
Finance expense related to bridge loan	259	150
Loss on amendment and extinguishment of bridge loan	224	0
Accretion of provision for site reclamation and closure	34	40
Share-based compensation	2,530	2,547
Other	12	(74)
Changes in non-cash working capital	(896)	285
Cash used in operating activities, continuing operations	(9,457)	(7,418)
Cash used in operating activities, discontinued operation	(3,224)	(3,179)
Investing activities:
Interest received	91	43
Disposition of Peruvian projects to Spincos	(12,781)	0
Acquisition of Eastmain, net of cash acquired	(1,403)	0
Transaction costs paid on behalf of Spincos	(1,400)	0
Option payment received	150	0
Increase in restricted cash	(50)	0
Other	27	(23)
Cash (used in) provided by investing activities, continuing operations	(15,366)	20
Cash used in investing activities, discontinued operation	(1,210)	(937)
Financing activities:
Proceeds from issuance of common shares, net of cash share issuance costs	19,885	6,976
Proceeds from issuance of flow-through shares	16,350	0
Proceeds from loan, net of transaction costs	0	2,979
Interest paid	(64)	0
Lease payments	(25)	0
Proceeds from share option and warrant exercises	7,812	572
Cash provided by financing activities, continuing operations	43,958	10,527
Effect of foreign exchange rate changes on cash	0	(6)
Increase (decrease) in cash	14,701	(993)
Cash, beginning of the period	660	1,653
Cash, end of the period	$ 15,361	$ 660